[LOGO]

                                                                         [PHOTO]

SEMIANNUAL REPORT SEPTEMBER 30, 1999

                                   EATON VANCE
                                   HIGH INCOME
                                      FUND



                     Global Management-Global Distribution


[PHOTO]

EATON VANCE HIGH INCOME FUND AS OF SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
INVESTMENT UPDATE

[PHOTO]
MICHAEL W. WEILHEIMER
PORTFOLIO MANAGER

INVESTMENT ENVIRONMENT
--------------------------

- Despite weaker demand from Asia, the U.S. economy has remained robust in 1999. Ever-vigilant against inflation, the Federal Reserve twice elected to raise its Federal Funds rate. Ten-year Treasury bond yields rose from 5.24% at March 31, 1999 to 5.88% by September 30, 1999.

- Recovering from last year's flight to quality, B-rated bonds presented good opportunities in the high-yield sector. That segment of the market was beaten down during last year's pullback.

- During the summer months, quality spreads - the yield differential between bonds of varying quality - reached as high as 650 basis points (6.5%) over Treasury yields, the widest they have been since 1991 and an indication of value in the high-yield market.

THE FUND
--------------------------------------------------------------------------------

  PERFORMANCE FOR THE PAST SIX MONTHS

- During the six months ended September 30, 1999, the Fund's Class B shares had a total return of 0.48%. This return resulted from a decline in net asset value (NAV) to $7.21 per share on September 30, 1999 from $7.51 on March 31, 1999 and the reinvestment of $0.341 in dividends.(1)

- The Fund's Class C shares had a total return of 0.40% during the period, the result of a decline in NAV to $9.48 per share from $9.88 per share and the reinvestment of $0.445 in dividends.(1)

- Based on the Fund's most recent distributions and NAVs on September 30, 1999 of $7.21 per share for Class B and $9.48 for Class C, the Class B and Class C distribution rates were 9.57% and 9.49%, respectively.(2) The SEC30-day yields for Class B and C shares at September 30, 1999 were 9.26% and 9.24%, respectively.(3)

- The CS First Boston High Yield Bond Index had a total return of -1.04% during the six-month period.(4)

  RECENT PORTFOLIO DEVELOPMENTS

- The Fund's Class B and Class C shares outperformed their peer group averages during the six months ended September 30, 1999, according to Lipper, Inc., a nationally recognized monitor of mutual fund performance. The average return of funds in the High Yield Fund category was -0.87% during the period.(5)

- Communications and cable companies remained the Portfolio's largest industry weightings at September 30, 1999. Nextel Communications, Inc., the Portfolio's largest holding, provides a wide range of digital wireless services, including cellular, voice mail and paging.

- In Europe, the Portfolio had a position in Esat Telecom Group PLC, a telecom provider in Ireland. A leader in fixed-line services, Esat has a 50% ownership in Esat Digifone, a wireless service provider, and is nearing completion of its own fiber optic network. The company registered 68% growth in its corporate customer base in the third quarter of 1999.

- Among the Portfolio's cable holdings, NTL, Inc. is the largest provider of cable service in the U.K. In March, the company began an interactive service that will enable users to shop, send E-mail and conduct financial transactions through their televisions. The service is expected in coming years to spur growth in electronic commerce in the U.K. and Europe. Reflecting a strong interest in the technology, France Telecom and Microsoft have each purchased a stake in NTL.

- The Portfolio found some unusual opportunities among casino operators, which have generated very consistent revenue growth in recent years. The industry's competitive environment has improved due to a decline in new licensing and construction. The Portfolio focused on companies such as Hollywood Park, Inc., which have avoided Las Vegas and Atlantic City in favor of newer gaming markets in the midwest and Gulf Coast.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF SEPTEMBER 30, 1999

PERFORMANCE(6)                                     Class B       Class C

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                             10.28%        10.26%
Five Years                                            9.96          9.72
Ten Years                                             9.08          N.A.
Life of Fund+                                         8.96          8.87


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                              5.28%         9.26%
Five Years                                            9.69          9.72
Ten Years                                             9.08          N.A.
Life of Fund+                                         8.96          8.87

+Inception dates: Class B: 8/19/86; Class C: 6/8/94

TEN LARGEST HOLDINGS(7) By total net assets
--------------------------------------------------------------------------------
Nextel Communications                                 2.6%
PSINet, Inc.                                          2.4
NTL, Inc.                                             2.4
Versatel Telecom                                      2.2
Ono Finance PLC                                       1.5
Lyondell Chemical Corp.                               1.4
MGC Communications, Inc.                              1.4
Williams Communications Corp.                         1.4
Regal Cinemas, Inc.                                   1.4
Telewest Communications Corp.                         1.3


(1) Return does not reflect applicable contingent deferred sales charge (CDSC).
(2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (4) It is not possible to invest directly in an Index. (5) It is not possible to invest directly in a Lipper fund category. (6) Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. Class B SEC returns reflect applicable CDSC based on following schedule:
5% - 1st year; 5% - 2nd year; 4% - 3rd year; 3% - 4th year; 2% - 5th year;
1% - 6th year. Class C 1-year return reflects 1% CDSC. (7) Ten largest holdings represent 18.0% of the Portfolio's investments, determined by dividing the total market value of the holdings by the Portfolio's total net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE HIGH INCOME FUND AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999
Assets
------------------------------------------------------
Investment in Portfolio, at value
   (identified cost, $827,343,522)        $791,012,964
Receivable for Fund shares sold              2,783,483
------------------------------------------------------
TOTAL ASSETS                              $793,796,447
------------------------------------------------------
Liabilities
------------------------------------------------------
Dividends payable                         $  2,924,723
Payable for Fund shares redeemed             2,063,478
Payable to affiliate for Trustees' fees            423
Accrued expenses                               605,807
------------------------------------------------------
TOTAL LIABILITIES                         $  5,594,431
------------------------------------------------------
NET ASSETS                                $788,202,016
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $858,556,188
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (37,197,195)
Accumulated undistributed net investment
   income                                    3,173,581
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                        (36,330,558)
------------------------------------------------------
TOTAL                                     $788,202,016
------------------------------------------------------

Class B Shares
------------------------------------------------------
NET ASSETS                                $701,555,765
SHARES OUTSTANDING                          97,340,123
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.21
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 86,646,251
SHARES OUTSTANDING                           9,144,199
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.48
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 1999
Investment Income
------------------------------------------------------
Interest allocated from Portfolio         $ 37,856,413
Dividends allocated from Portfolio           3,906,958
Miscellaneous income allocated from
   Portfolio                                   293,363
Expenses allocated from Portfolio           (2,482,188)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 39,574,546
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees fees and expenses                $      2,903
Distribution and service fees
   Class B                                   3,374,138
   Class C                                     366,484
Transfer and dividend disbursing agent
   fees                                        438,063
Printing and postage                            51,296
Registration fees                               42,716
Legal and accounting services                   17,038
Custodian fee                                   15,134
Miscellaneous                                   25,348
------------------------------------------------------
TOTAL EXPENSES                            $  4,333,120
------------------------------------------------------

NET INVESTMENT INCOME                     $ 35,241,426
------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  5,298,912
   Foreign currency and forward foreign
      currency exchange contract
      transactions                             264,223
------------------------------------------------------
NET REALIZED GAIN                         $  5,563,135
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(37,693,582)
   Foreign currency and forward foreign
      currency exchange contracts             (486,991)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(38,180,573)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(32,617,438)
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  2,623,988
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH INCOME FUND AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       SEPTEMBER 30, 1999  YEAR ENDED
in Net Assets                             (UNAUDITED)         MARCH 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment income                  $       35,241,426  $   64,032,525
   Net realized gain (loss)                        5,563,135      (5,306,735)
   Net change in unrealized
      appreciation (depreciation)                (38,180,573)    (42,231,862)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $        2,623,988  $   16,493,928
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class B                             $      (32,016,624) $  (57,887,205)
      Class C                                     (3,308,788)     (3,801,298)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $      (35,325,412) $  (61,688,503)
----------------------------------------------------------------------------
Transactions in shares of beneficial
   interest
   Proceeds from sale of shares
      Class B                             $      111,409,328  $  170,794,418
      Class C                                     46,657,807      54,928,047
   Issued in reorganization of EV
      Classic High Income Fund
      Class C                                             --      33,094,017
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class B                                      9,811,192      18,897,976
      Class C                                      1,592,204       2,251,108
   Cost of shares redeemed
      Class B                                    (79,442,749)   (151,322,234)
      Class C                                    (19,924,242)    (26,466,468)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $       70,103,540  $  102,176,864
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $       37,402,116  $   56,982,289
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $      750,799,900  $  693,817,611
----------------------------------------------------------------------------
AT END OF PERIOD                          $      788,202,016  $  750,799,900
----------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $        3,173,581  $    3,257,567
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH INCOME FUND AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              CLASS B
                                --------------------------------------------------------------------
                                SIX MONTHS ENDED                  YEAR ENDED MARCH 31,
                                SEPTEMBER 30, 1999  ------------------------------------------------
                                (UNAUDITED)           1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                         $  7.510       $ 8.030   $ 7.220   $ 7.100   $ 6.920   $  7.450
----------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------
Net investment income                $  0.337       $ 0.685   $ 0.658   $ 0.652   $ 0.665   $  0.671
Net realized and unrealized
   gain (loss)                         (0.297)       (0.543)    0.774     0.120     0.189     (0.507)
----------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS         $  0.040       $ 0.142   $ 1.432   $ 0.772   $ 0.854   $  0.164
----------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------
From net investment income           $ (0.340)      $(0.662)  $(0.622)  $(0.646)  $(0.665)  $ (0.671)
In excess of net investment
   income                                  --            --        --    (0.006)   (0.009)    (0.023)
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $ (0.340)      $(0.662)  $(0.622)  $(0.652)  $(0.674)  $ (0.694)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $  7.210       $ 7.510   $ 8.030   $ 7.220   $ 7.100   $  6.920
----------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                          0.48%         2.08%    20.59%    11.37%    12.80%      2.51%
----------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                   $701,556       $689,140  $693,818  $598,273  $496,966  $439,171
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                           1.75%(3)      1.75%     1.73%     1.77%     1.78%      1.78%
   Net investment income                 9.07%(3)      9.13%     8.58%     8.97%     9.38%      9.52%
Portfolio Turnover of the
   Portfolio                               55%          105%      137%       78%       88%        11%
----------------------------------------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2)  Includes the Fund's share of the Portfolio's allocated expenses.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH INCOME FUND AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                CLASS C
                                ----------------------------------------
                                SIX MONTHS ENDED    YEAR ENDED MARCH 31,
                                SEPTEMBER 30, 1999  --------------------
                                (UNAUDITED)                 1999
------------------------------------------------------------------------
Net asset value -- Beginning
   of period                         $ 9.880              $10.560
------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------
Net investment income                $ 0.433              $ 0.901
Net realized and unrealized
   loss                               (0.389)              (0.715)
------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS         $ 0.044              $ 0.186
------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------
From net investment income           $(0.444)             $(0.866)
------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $(0.444)             $(0.866)
------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $ 9.480              $ 9.880
------------------------------------------------------------------------

TOTAL RETURN(1)                         0.40%                2.08%
------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                   $86,646              $61,660
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                          1.79%(3)             1.79%
   Net investment income                8.93%(3)             9.18%
Portfolio Turnover of the
   Portfolio                              55%                 105%
------------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2)  Includes the Fund's share of the Portfolio's allocated expenses.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH INCOME FUND AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund offers two classes of shares. Class B shares and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the High Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (73.3% at September 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $40,459,481, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on March 31, 2000 ($11,538,107), 2003 ($12,690,352), 2004 ($5,868,015), 2005 ($7,020,394)
   and 2007 ($3,342,613), respectively. At March 31, 1999, net capital losses of $1,770,175 attributable to security transactions incurred after October 31, 1998 are treated as arising on the first day of the Fund's next taxable year.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   September 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Such daily dividends are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles

EATON VANCE HIGH INCOME FUND AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains.

   Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                             14,968,018      22,874,813
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       1,316,162       2,521,238
    Redemptions                                      (10,663,581)    (20,058,915)
    ----------------------------------------------------------------------------
    NET INCREASE                                       5,620,599       5,337,136
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS C                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                              4,768,847       5,574,324
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         162,860         228,574
    Redemptions                                       (2,029,283)     (2,696,157)
    Issued to EV Classic High Income Fund
     Shareholders                                             --       3,135,034
    ----------------------------------------------------------------------------
    NET INCREASE                                       2,902,424       6,241,775
    ----------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B (the Class B Plan) and Class C (the Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (collectively, the Plans). The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to both Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $2,636,055 and $274,863 for Class B and Class C shares, respectively, to EVD for the six months ended September 30, 1999, representing 0.75% (annualized) of average daily net assets for Class B and Class C shares. At September 30, 1999 the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $20,857,000 and $6,884,000 for Class B and Class C shares, respectively.

   The Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class B and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On
   October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum on the Fund's average daily net assets attributed to Class B

EATON VANCE HIGH INCOME FUND AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. The Class C plan requires the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class C shares. Service fee payments for the six months ended September 30, 1999 amounted to $738,083 and $91,621 for Class B and Class C, respectively. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. A CDSC of 1% is imposed on any redemption of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $761,000 and $11,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended
   September 30, 1999.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended September 30, 1999, aggregated $159,573,833 and $128,600,966, respectively.

8 Transfer of Net Assets
-------------------------------------------
   On April 1, 1998, EV Marathon High Income Fund acquired the net assets of the EV Classic High Income Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon High Income Fund, at the closing, issued 3,135,034 Class C shares of the Fund having an aggregate value of $33,094,017. As a result, the Fund issued one Class C share for each share of EV Classic High Income Fund. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Classic High Income Fund's net assets at the date of the transaction were $33,094,017, including $1,444,205 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance High Income Fund (formerly EV Marathon High Income Fund) were $726,911,628 with a net asset value of $8.03 and $10.56 for Class B shares and Class C shares, respectively.

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

CORPORATE BONDS & NOTES -- 84.9%

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Aerospace and Defense -- 0.7%
-------------------------------------------------------------------------------
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09(1)                                $  3,900      $    3,939,000
Transdigm, Inc., 10.375%, 12/1/08                     3,700           3,570,500
-------------------------------------------------------------------------------
                                                                 $    7,509,500
-------------------------------------------------------------------------------
Apparel -- 0.6%
-------------------------------------------------------------------------------
William Carter Co., Sr. Sub. Notes,
10.375%, 12/1/06                                   $  6,275      $    6,180,875
-------------------------------------------------------------------------------
                                                                 $    6,180,875
-------------------------------------------------------------------------------
Auto and Parts -- 1.4%
-------------------------------------------------------------------------------
Dura Operating Corp., Sr. Sub. Notes,
9.00%, 5/1/09(1)                          EUR         8,000      $    7,969,192
JL French Automotive Casting, Sr. Sub.
Notes, 11.50%, 6/1/09(1)                           $  6,225           6,178,312
Talon Automotive Group, Sr. Sub. Notes,
9.625%, 5/1/08                                        1,100             937,750
-------------------------------------------------------------------------------
                                                                 $   15,085,254
-------------------------------------------------------------------------------
Broadcasting and Cable -- 10.8%
-------------------------------------------------------------------------------
ACME Television Services, Inc., 10.875%
(0% until 2000), 9/30/04                           $  2,250      $    1,946,250
Avalon Cable Holdings, LLC, Sr. Disc.
Notes, 11.875% (0% until 2003), 12/1/08              11,400           7,353,000
Avalon Cable of Michigan LLC, Sr. Sub
Notes, 9.375%, 12/1/08                                1,600           1,608,000
Charter Communication Holdings LLC, Sr.
Notes, 8.625% (0% until 2009), 4/1/09(1)              1,600           1,520,000
Charter Communication, Sr. Disc. Notes,
9.92% (0% until 2004), 4/1/11(1)                     16,800          10,080,000
Diamond Cable Communications Co., Sr.
Disc. Notes, 11.75% (0% until 2000),
12/15/05                                              3,000           2,692,500
Digital Television Services, Inc.,
Guaranteed Notes, 12.50%, 8/1/07                      6,410           6,762,550
Golden Sky Systems, 12.375%, 8/1/06                   5,240           5,606,800
Golden Sky Systems, Sr. Disc. Notes,
13.50% (0% until 2004), 3/1/07(1)                    11,445           6,437,812
Muzak Holdings LLC, Sr. Disc. Notes,
13.00% (0% until 2004), 3/15/10(1)                    6,563           3,740,910
Muzak Holdings LLC, Sr. Sub. Notes,
9.875%, 3/15/09(1)                                    4,400           4,202,000
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Broadcasting and Cable (continued)
-------------------------------------------------------------------------------
NTL, Inc., Sr. Notes, 10.00%, 2/15/07              $  7,080      $    7,248,150
NTL, Inc., Sr. Notes, 11.50%, 10/1/08                11,600          12,470,000
NTL, Inc., Sr. Notes, 12.375% (0%
until 2003), 10/1/08                                  4,900           3,344,250
Ono Finance PLC, 13.00%, 5/1/09(1)        EUR        10,887          11,404,132
Ono Finance PLC, 13.00%, 5/1/09(1)        EUR         3,800           4,169,976
RCN Corp., Sr. Disc. Notes, 9.80% (0%
until 2003), 2/15/08                                  2,250           1,355,625
Telemundo Holdings, Inc., Sr. Disc.
Notes, 11.50% (0% until 2003), 8/15/08                9,050           5,282,937
Telewest Communication PLC, 9.875% (0%
until 2004), 4/15/09(1)                   GBP         2,000           2,041,908
Telewest Communication PLC, Debs.,
9.625%, 10/1/06                                         640             648,000
Telewest Communication PLC, Debs.,
11.00% (0% until 2000), 10/1/07                      10,190           9,094,575
Telewest Communication PLC, Sr. Disc.
Notes, 9.25% (0% until 2004), 4/15/09                 3,600           2,196,000
United International Holdings, Inc., Sr.
Disc. Notes, 10.75% (0% until 2003),
2/15/08                                               7,935           4,840,350
-------------------------------------------------------------------------------
                                                                 $  116,045,725
-------------------------------------------------------------------------------
Business Services - Miscellaneous -- 4.0%
-------------------------------------------------------------------------------
Allied Waste, Sr. Sub Notes,
10.00%, 8/1/09(1)                                  $ 11,600      $   10,672,000
AP Holdings, Inc., Sr. Disc. Notes,
11.25% (0% until 2003), 3/15/08                       8,550           4,339,125
Apcoa, Inc., Guaranteed Sr. Sub. Notes,
9.25%, 3/15/08                                        3,320           2,846,900
Cybernet Internet Service,
14.00%, 7/1/09(1)                                     3,200           3,216,000
Federal Data Corp., Sr. Sub. Notes,
10.125%, 8/1/05                                       4,740           3,910,500
Intertek Finance PLC, Sr. Sub. Notes,
10.25%, 11/1/06                                       5,600           5,180,000
Richmont Marketing Specialists,
10.125%, 12/15/07(1)                                 17,770          13,460,775
-------------------------------------------------------------------------------
                                                                 $   43,625,300
-------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 3.2%
-------------------------------------------------------------------------------
Anthony Crane Rental LP, Guaranteed Sr.
Notes, 10.375%, 8/1/08                             $  4,000      $    3,600,000
NationsRent, Inc., Guaranteed Sr. Sub.
Notes, 10.375%, 12/15/08                              7,200           7,146,000
Neff Corp., 10.25%, 6/1/08                            4,050           4,029,750

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Business Services - Rental & Leasing (continued)
-------------------------------------------------------------------------------
Neff Corp., Guaranteed Sr. Sub. Notes,
10.25%, 6/1/08                                     $  6,150      $    6,119,250
SBA Communications Corp., Sr. Disc.
Notes, 12.00% (0% to 2003), 3/1/08                    4,350           2,349,000
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 11.25% (0% until 2004),
4/15/09(1)                                            2,900           1,450,000
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.00% (0% until 2003), 7/15/08                7,100           4,011,500
Unisite, Inc., Sub. Notes, 13.00% (0%
until 2000), 12/15/04(1)                              4,500           5,644,800
-------------------------------------------------------------------------------
                                                                 $   34,350,300
-------------------------------------------------------------------------------
Cable - Telecommunications -- 0.3%
-------------------------------------------------------------------------------
United Pan-Europe, Sr. Disc. Notes,
12.50% (0% until 2004), 8/1/09(1)                  $  5,400      $    3,064,500
-------------------------------------------------------------------------------
                                                                 $    3,064,500
-------------------------------------------------------------------------------
Chemicals -- 1.5%
-------------------------------------------------------------------------------
Huntsman Corp., Sr. Sub. Notes,
9.50%, 7/1/07                                      $  1,000      $      942,500
Lyondell Chemical Co., 9.625%, 5/1/07                 4,000           3,990,000
Lyondell Chemical Co., Sr. Sub. Notes,
10.875%, 5/1/09                                      11,350          11,463,500
-------------------------------------------------------------------------------
                                                                 $   16,396,000
-------------------------------------------------------------------------------
Consumer Products -- 1.3%
-------------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                   $  4,480      $    3,516,800
Glenoit Corp., Sr. Sub. Notes,
11.00%, 4/15/07                                       9,000           5,895,000
Icon Health and Fitness, Inc.,
12.00%, 9/27/05(1)                                    1,421             781,443
Jafra Cosmetics International, Inc.,
Guaranteed Sr. Sub. Notes,
11.75%, 5/1/08                                        4,000           3,460,000
-------------------------------------------------------------------------------
                                                                 $   13,653,243
-------------------------------------------------------------------------------
Containers and Packaging -- 0.6%
-------------------------------------------------------------------------------
Consolidated Container Co. LLC, Sr. Sub.
Notes, 10.125%, 7/15/09(1)                         $  3,200      $    3,232,000
Consumers International, Inc., Sr.
Notes, 10.25%, 4/1/05                                 3,935           3,757,925
-------------------------------------------------------------------------------
                                                                 $    6,989,925
-------------------------------------------------------------------------------
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Drugs -- 0.8%
-------------------------------------------------------------------------------
Biovail Corp., Sr. Notes,
10.875%, 11/15/05                                  $  3,550      $    3,683,125
King Pharmaceutical, Inc.,
10.75%, 2/15/09                                       5,000           5,175,000
-------------------------------------------------------------------------------
                                                                 $    8,858,125
-------------------------------------------------------------------------------
Electronic Equipment -- 2.6%
-------------------------------------------------------------------------------
Amkor Technologies, Inc., Sr. Notes,
9.25%, 5/1/06(1)                                   $    400      $      399,000
Amkor Technologies, Inc., Sr. Sub Notes,
10.50%, 5/1/09(1)                                    10,300          10,068,250
Jordan Telecom Products, Inc., Sr. Disc.
Notes, 11.75% (0% until 2000), 8/1/07                 9,565           8,130,250
Viasystems, Inc., Sr. Sub. Notes,
9.75%, 6/1/07                                         3,600           3,114,000
Viasystems, Inc., Sr. Sub. Notes, Series
B, 9.75%, 6/1/07                                      3,565           3,083,725
Wavetek Corp., Sr. Sub. Notes,
10.125%, 6/15/07                                      3,360           2,839,200
-------------------------------------------------------------------------------
                                                                 $   27,634,425
-------------------------------------------------------------------------------
Entertainment -- 3.0%
-------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., Sr.
Sub. Notes, 8.875%, 8/1/08                         $  1,000      $      900,000
Marvel Enterprise, Inc.,
12.00%, 6/15/09                                      10,100           9,241,500
Premier Parks, Inc., Sr. Disc. Notes,
10.00% (0% until 2003), 4/1/08                        5,100           3,264,000
Premier Parks, Inc., Sr. Notes,
9.75%, 6/15/07                                        4,250           4,143,750
Regal Cinemas, Inc., Sr. Sub. Notes,
8.875%, 12/15/10                                     10,905           7,251,825
Regal Cinemas, Inc., Sr. Sub. Notes,
9.50%, 6/1/08                                        10,925           7,483,625
-------------------------------------------------------------------------------
                                                                 $   32,284,700
-------------------------------------------------------------------------------
Financial Services -- 0.5%
-------------------------------------------------------------------------------
Willis Corroon Corp., 9.00%, 2/1/09                $  6,400      $    5,792,000
-------------------------------------------------------------------------------
                                                                 $    5,792,000
-------------------------------------------------------------------------------
Foods -- 4.3%
-------------------------------------------------------------------------------
B & G Foods, Inc., Sub. Notes,
9.625%, 8/1/07                                     $  7,445      $    6,737,725
Cott Corp., Sr. Notes, 8.50%, 5/1/07                  3,950           3,693,250
Del Monte Corp., Sr. Notes,
12.25%, 4/15/07                                       9,979          10,927,005

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Foods (continued)
-------------------------------------------------------------------------------
Del Monte Foods Co., Sr. Disc. Notes,
12.50% (0% until 2002), 12/15/07                   $  3,515      $    2,671,400
Eagle Family Foods, Inc., Guaranteed Sr.
Notes, 8.75%, 1/15/08                                 2,800           2,142,000
International Home Foods, Inc., Sr. Sub.
Notes, 10.375%, 11/1/06                               9,000           9,202,500
Luigino's, Inc., Sr. Sub. Notes,
10.00%, 2/1/06                                        3,175           2,984,500
Premier International Foods, Sr. Notes,
12.00%, 9/1/09(1)                                     8,250           8,291,250
-------------------------------------------------------------------------------
                                                                 $   46,649,630
-------------------------------------------------------------------------------
Health Services -- 0.9%
-------------------------------------------------------------------------------
Alliance Imaging, Sr. Sub Notes,
9.625%, 12/15/05                                   $  2,700      $    2,743,875
Lifepoint Hospital Holdings, Sr. Sub.
Notes, 10.75%, 5/15/09(1)                             7,320           7,283,400
-------------------------------------------------------------------------------
                                                                 $   10,027,275
-------------------------------------------------------------------------------
Information Technology Services -- 7.4%
-------------------------------------------------------------------------------
Covad Communication Group, Sr. Disc.
Notes, 13.50% (0% until 2003), 3/15/08             $  3,250      $    1,690,000
Diva Systems Corp., Sr. Notes, 12.625%
(0% until 2003), 3/1/08                               9,000           2,835,000
Dolphin Telecom, Sr. Disc. Notes, 14.00%
(0% until 2004), 5/15/09(1)                          13,375           5,550,625
Esprit Telecom Group PLC, Sr. Notes,
10.875%, 6/15/08                                      8,825           8,957,375
Exodus Communications, Inc., Sr. Notes,
11.25%, 7/1/08(1)                                     6,370           6,513,325
Exodus Communications, Inc., Sr. Notes,
11.25%, 7/1/08                                        6,965           7,121,712
IPC Information Systems, Sr. Disc.
Notes, 10.875% (0% until 2001), 5/1/08                7,000           5,293,750
PSINet, Inc., 11.00%, 8/1/09(1)           EUR         3,000           3,100,314
PSINet, Inc., Sr. Notes,
11.00%, 8/1/09(1)                                    16,450          16,326,625
PSINet, Inc., Sr. Notes,
11.50%, 11/1/08                                       6,100           6,176,250
Verio, Inc., Sr. Notes, 11.25%, 12/1/08              12,390          12,730,725
Verio, Inc., Sr. Notes, 13.50%, 6/15/04               3,200           3,464,000
-------------------------------------------------------------------------------
                                                                 $   79,759,701
-------------------------------------------------------------------------------
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Lodging and Gaming -- 4.8%
-------------------------------------------------------------------------------
Coast Hotels & Casino, Inc.,
9.50%, 4/1/09                                      $  3,700      $    3,496,500
HMH Properties, 7.875%, 8/1/08(1)                     9,188           8,246,230
Hollywood Casino Corp., 11.25%, 5/1/07                9,100           9,191,000
Hollywood Casino Corp., First Mortgage
Bonds, 13.00%, 8/1/06(1)                              8,150           8,435,250
Hollywood Park, Inc., Sr. Sub. Notes,
9.50%, 8/1/07                                         5,120           5,017,600
Majestic Star Casino LLC,
10.875%, 7/1/06(1)                                    7,000           6,895,000
Waterford Gaming LLC, Sr. Notes,
9.50%, 3/15/10(1)                                    10,447          10,185,825
-------------------------------------------------------------------------------
                                                                 $   51,467,405
-------------------------------------------------------------------------------
Manufacturing -- 1.2%
-------------------------------------------------------------------------------
Cherokee International, Sr. Sub Notes,
10.50%, 5/1/09(1)                                  $  4,875      $    4,509,375
High Voltage Engineering, Sr. Notes,
10.50%, 8/15/04                                       2,400           2,196,000
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00% (0% until 2002),
6/15/09(1)                                           12,875           6,630,625
-------------------------------------------------------------------------------
                                                                 $   13,336,000
-------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.3%
-------------------------------------------------------------------------------
Grant Geophysical, Inc., Sr. Notes,
9.75%, 2/15/08                                     $  4,000      $    2,300,000
R&B Falcon Corp., 9.50%, 12/15/08                     3,440           3,311,000
RBF Finance Co., 11.375%, 3/15/09                     2,900           3,074,000
Universal Compression, Inc., Sr. Disc.
Notes, 9.875% (0% until 2003), 2/15/08                9,400           5,640,000
-------------------------------------------------------------------------------
                                                                 $   14,325,000
-------------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.8%
-------------------------------------------------------------------------------
Chesapeake Energy Corp., 9.125%, 4/15/06           $  4,000      $    3,710,000
Chesapeake Energy Corp., Sr. Notes,
7.875%, 3/15/04                                       1,320           1,174,800
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                        8,480           6,911,200
Comstock Resources, Inc., Sr. Notes,
11.25%, 5/1/07(1)                                     5,850           6,040,125
Energy Corp. of America, Sr. Sub. Notes,
9.50%, 5/15/07                                        2,340           2,108,925
Gothic Production Corp.,
11.125%, 5/1/05                                       4,800           4,152,000

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
-------------------------------------------------------------------------------
Gulf Canada Resources, Ltd., Sr. Notes,
8.375%, 11/15/05                                   $  2,200      $    2,163,788
Plains Resources, Inc., Sr. Sub. Notes,
10.25%, 3/15/06(1)                                    3,750           3,806,250
-------------------------------------------------------------------------------
                                                                 $   30,067,088
-------------------------------------------------------------------------------
Oil and Gas - Refining -- 0.3%
-------------------------------------------------------------------------------
Western Natural Gas, Sr. Sub. Notes,
10.00%, 6/15/09(1)                                 $  3,000      $    3,082,500
-------------------------------------------------------------------------------
                                                                 $    3,082,500
-------------------------------------------------------------------------------
Paper and Forest Products -- 1.4%
-------------------------------------------------------------------------------
Asia Pulp and Paper, Debs,
12.00%, 12/29/49                                   $  6,000      $    3,480,000
Indah Kiat Finance Mauritius, Sr. Unsec.
Notes, 10.00%, 7/1/07                                 3,400           1,904,000
Kappa Beheer BV, 12.50% (0%
until 2004), 7/15/09(1)                   EUR         7,500           4,434,728
Pindo Deli Finance Mauritius, Ltd.,
Guaranteed Sr. Notes, 10.75%, 10/1/07                 2,400           1,302,000
Repap New Brunswick, Inc., Sr. Notes,
9.00%, 6/1/04                                         1,650           1,592,250
Tjiwi Kimia Finance Mauritus, Ltd.,
Guaranteed Sr. Sub. Notes,
10.00%, 8/1/04                                        3,800           2,099,500
-------------------------------------------------------------------------------
                                                                 $   14,812,478
-------------------------------------------------------------------------------
Printing and Business Products -- 1.4%
-------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                             $ 15,600      $   15,444,000
-------------------------------------------------------------------------------
                                                                 $   15,444,000
-------------------------------------------------------------------------------
Publishing -- 0.6%
-------------------------------------------------------------------------------
American Lawyer Media Corp., Sr. Disc.
Notes, 12.25% (0% to 2002), 12/15/08               $  2,920      $    1,861,500
Von Hoffman Press, Inc., Sr. Sub. Notes,
10.875%, 5/15/07(1)                                   5,095           5,018,575
-------------------------------------------------------------------------------
                                                                 $    6,880,075
-------------------------------------------------------------------------------
Restaurants -- 0.3%
-------------------------------------------------------------------------------
Sbarro, Inc., Sr. Notes,
11.00%, 9/15/09(1)                                 $  3,000      $    2,961,540
-------------------------------------------------------------------------------
                                                                 $    2,961,540
-------------------------------------------------------------------------------
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Retail - Food and Drug -- 2.5%
-------------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub Notes,
10.25%, 5/15/07                                    $  9,600      $    9,420,000
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                                     10,870          10,897,175
Star Markets Co., Sr. Sub. Notes,
13.00%, 11/1/04                                       6,200           6,665,000
-------------------------------------------------------------------------------
                                                                 $   26,982,175
-------------------------------------------------------------------------------
Retail - General -- 2.5%
-------------------------------------------------------------------------------
Advance Holding Corp., Sr. Debs.,
12.875% (0% until 2003), 4/15/09                   $  4,000      $    2,200,000
Advance Stores Co., Inc., Sr. Sub.
Notes, 10.25%, 4/15/08                                8,400           7,854,000
Ames Department Stores, Sr. Notes,
10.00%, 4/15/06                                       4,825           4,716,438
Kindercare Learning Ctrs., Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                            8,100           7,634,250
SpinCycle, Inc., Sr. Disc. Notes, 12.75%
(0% until 2001), 5/1/05                               3,400             535,500
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                      4,057           4,158,425
-------------------------------------------------------------------------------
                                                                 $   27,098,613
-------------------------------------------------------------------------------
Semiconductors -- 0.7%
-------------------------------------------------------------------------------
Intersil Corp., 13.25%, 8/15/09(1)                 $  1,250      $    1,303,125
SCG Holding Corp., Sr. Sub. Notes,
12.00%, 8/1/09(1)                                     6,500           6,703,125
-------------------------------------------------------------------------------
                                                                 $    8,006,250
-------------------------------------------------------------------------------
Transportation -- 1.5%
-------------------------------------------------------------------------------
Budget Group, Inc., Sr. Notes,
9.125%, 4/1/06                                     $  7,760      $    6,867,600
MTL, Inc., 10.498%, 6/15/06                           1,600           1,416,000
Pacer International, Inc., Sr. Sub.
Notes, 11.75%, 6/1/07(1)                              7,544           7,506,280
-------------------------------------------------------------------------------
                                                                 $   15,789,880
-------------------------------------------------------------------------------
Wireless Communication Services -- 5.9%
-------------------------------------------------------------------------------
Airgate PCS, Inc., 13.50% (0%
until 2004), 10/1/09                               $  8,000      $    4,340,000
Clearnet Communications, Sr. Disc.
Notes, 14.75% (0% until 2000), 12/15/05               5,125           4,817,500
Dobson/Sygnet Communications, Inc., Sr.
Notes, 12.25%, 12/15/08                               4,700           4,935,000

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Wireless Communication Services (continued)
-------------------------------------------------------------------------------
Loral Space and Commerce, Sr. Notes,
9.50%, 1/15/06                                     $  2,880      $    2,469,600
Nextel Communications, Inc., Sr. Disc.
Notes, 9.75% (0% until 1999), 8/15/04                 1,190           1,201,900
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65% (0% until 2002), 9/15/07               12,410           9,198,913
Nextel Communications, Sr. Disc. Notes,
14.00% (0% until 2004), 2/1/09                        8,750           5,162,500
Nextel International, Inc., Sr. Disc.
Notes, 12.125% (0% until 2003), 4/15/08              15,000           7,612,500
Tritel PCS, Inc., Sr. Disc. Notes,
12.75% (0% until 2004), 5/15/09(1)                    3,000           1,710,000
Williams Communications Corp.,
10.875%, 10/1/09                                     15,600          15,482,844
Winstar Communications, Inc., Sr. Disc.
Notes, 14.00% (0% until 2000), 10/15/05               8,000           6,760,000
-------------------------------------------------------------------------------
                                                                 $   63,690,757
-------------------------------------------------------------------------------
Wireline Communication Services -
International -- 9.0%
-------------------------------------------------------------------------------
Alestra SA, Sr. Notes,
12.125%, 5/15/06(1)                                $  5,000      $    4,812,500
Carrier1, Sr. Notes, 13.25%, 2/15/09                 14,500          14,790,000
Completel Europe NV, Sr. Disc. Notes,
14.00% (0% until 2004), 2/15/09(1)                    7,840           4,135,600
Energis PLC, 9.50%, 6/15/09(1)            GBP         3,200           5,164,051
Esat Telecom Group PLC, Sr. Deferred
Coupon Notes, 12.50% (0% until 2002),
2/1/07                                                5,315           3,853,375
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07                                     12,600          12,978,000
Facilicom International, Sr. Notes,
10.50%, 1/15/08                                       4,640           3,944,000
Jazztel PLC, Sr. Notes, with warrants,
14.00%, 4/1/09                            EUR         2,000           2,390,000
Primus Telecom Group, Sr. Notes,
11.25%, 1/15/09                                       3,750           3,581,250
Primus Telecom Group, Sr. Notes,
11.75%, 8/1/04                                        4,600           4,508,000
RSL Communications PLC, Guaranteed Sr.
Notes, 10.50%, 11/15/08                               2,000           1,830,000
RSL Communications, Ltd., Sr. Notes,
12.25%, 11/15/06                                      4,190           4,169,050
Tele1 Europe BV, Sr. Notes,
13.00%, 5/15/09(1)                                    2,400           2,364,000
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Wireline Communication Services -
International (continued)
-------------------------------------------------------------------------------
Versatel Telecom B.V., Sr. Notes,
13.25%, 5/15/08                                    $ 14,000      $   14,245,000
Versatel Telecom, Sr. Notes,
11.875%, 7/15/09                                      2,045           1,938,055
Versatel Telecom, Sr. Notes,
11.875%, 7/15/09                          EUR         5,200           5,207,675
Viatel, Inc., Sr. Disc. Notes, 12.50%
(0% until 2003), 4/15/08                              7,165           3,976,575
Viatel, Inc., Sr. Notes,
11.25%, 4/15/08                                       3,305           3,073,650
-------------------------------------------------------------------------------
                                                                 $   96,960,781
-------------------------------------------------------------------------------
Wireline Communication Services -
North America -- 4.8%
-------------------------------------------------------------------------------
Allegiance Telecom, Inc., Sr. Notes,
12.875%, 5/15/08                                   $ 10,755      $   11,722,950
Focal Communications Corp., Sr. Disc.
Notes, 12.125% (0% until 2003), 2/15/08               9,450           5,362,875
GST Telecommunications, Sr. Sub. Notes,
12.75%, 11/15/07                                      3,700           3,718,500
Hyperion Telecommunication, Inc., Sr.
Sub. Notes, 12.00%, 11/1/07                           4,000           4,040,000
Hyperion Telecommunications, Inc., Sr.
Notes, 12.25%, 9/1/04                                   125             131,719
Level 3 Communications, Inc., Sr. Disc.
Notes, 10.50% (0% until 2003), 12/1/08                4,700           2,661,375
MGC Communications, Inc., Sr. Notes,
13.00%, 10/1/04                                       5,520           4,885,200
Nextlink Communications, Inc., Sr.
Notes, 12.50%, 4/15/06                                6,720           7,140,000
Worldwide Fiber, Inc., Sr. Notes,
12.00%, 8/1/09(1)                                     6,000           5,910,000
Worldwide Fiber, Inc., Sr. Notes,
12.50%, 12/15/05                                      5,800           5,901,500
-------------------------------------------------------------------------------
                                                                 $   51,474,119
-------------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $967,738,496)                                $  916,285,139
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS, WARRANTS AND RIGHTS -- 0.9%

                SECURITY                        SHARES           VALUE
-------------------------------------------------------------------------------
Broadcasting and Cable -- 0.0%
-------------------------------------------------------------------------------
Pegasus Communications Corp.,
Warrants(2)(3)                                        5,640      $      296,043
UIH Australia/Pacific, Inc.,
Warrants(2)(3)                                        3,600                  36
-------------------------------------------------------------------------------
                                                                 $      296,079
-------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.0%
-------------------------------------------------------------------------------
Unisite, Inc., Warrants(2)(3)                         2,252      $            0
-------------------------------------------------------------------------------
                                                                 $            0
-------------------------------------------------------------------------------
Chemicals -- 0.0%
-------------------------------------------------------------------------------
Sterling Chemicals Holdings, Inc.,
Common(3)                                             9,600      $       31,200
-------------------------------------------------------------------------------
                                                                 $       31,200
-------------------------------------------------------------------------------
Consumer Products -- 0.0%
-------------------------------------------------------------------------------
HF Holdings, Inc., Warrants(2)(3)                    13,600      $            0
-------------------------------------------------------------------------------
                                                                 $            0
-------------------------------------------------------------------------------
Electronic Equipment -- 0.0%
-------------------------------------------------------------------------------
Jordan Telecom Products, Inc.,
Common(2)(3)                                          2,500      $            0
-------------------------------------------------------------------------------
                                                                 $            0
-------------------------------------------------------------------------------
Foods -- 0.0%
-------------------------------------------------------------------------------
Specialty Foods Acquisition Corp.,
Common(2)(3)                                         48,000      $          480
-------------------------------------------------------------------------------
                                                                 $          480
-------------------------------------------------------------------------------
Information Technology Services -- 0.0%
-------------------------------------------------------------------------------
Cellnet Data Systems, Inc., Warrants,
Exp. 10/1/07(1)(3)                                    8,000      $           80
Diva Systems Corp., Warrants(2)(3)                   27,000                   0
Verio, Inc., Common(3)                                9,134             284,011
-------------------------------------------------------------------------------
                                                                 $      284,091
-------------------------------------------------------------------------------
Lodging and Gaming -- 0.0%
-------------------------------------------------------------------------------
Peninsula Gaming LLC, Warrants(2)(3)                 25,351      $      152,107
-------------------------------------------------------------------------------
                                                                 $      152,107
-------------------------------------------------------------------------------
                SECURITY                        SHARES           VALUE
-------------------------------------------------------------------------------
Machinery -- 0.0%
-------------------------------------------------------------------------------
MMH Holdings, Inc., Common(3)                            20      $            0
-------------------------------------------------------------------------------
                                                                 $            0
-------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.4%
-------------------------------------------------------------------------------
Key Energy Services, Inc.,
Warrants(2)(3)                                        1,900      $       28,500
R&B Falcon Corp., Warrants(1)(3)                      5,400           1,350,000
Weatherford International, Inc., Common              82,636           2,644,352
-------------------------------------------------------------------------------
                                                                 $    4,022,852
-------------------------------------------------------------------------------
Retail - General -- 0.0%
-------------------------------------------------------------------------------
SpinCycle, Inc., Warrants(2)(3)                       3,400      $            0
-------------------------------------------------------------------------------
                                                                 $            0
-------------------------------------------------------------------------------
Wireline Communication Services -
International -- 0.2%
-------------------------------------------------------------------------------
Carrier1, Warrants(2)(3)                             14,500      $          145
Esat Holdings, Ltd., Common                          16,552             296,074
Primus Telecom Group, Warrants,
Exp. 8/1/04(2)(3)                                     4,600             117,043
Tele1 Europe BV, Warrants(2)(3)                       2,400             168,000
Versatel Telecom B.V., Warrants(2)(3)                14,000           1,598,163
-------------------------------------------------------------------------------
                                                                 $    2,179,425
-------------------------------------------------------------------------------
Wireline Communication Services -
North America -- 0.3%
-------------------------------------------------------------------------------
Allegiance Telecom, Inc., Common                     19,786      $    1,041,238
AT & T Canada, Inc., Common                           3,086             193,839
Hyperion Telecommunications, Inc.,
Class A, Common(3)                                   24,240             599,940
Intermedia Communications, Inc.,
Common(3)                                            22,434             488,625
MGC Communications, Inc. Warrants,
Exp. 10/1/04(1)(3)                                    5,680             571,188
OpTel, Inc., Common(2)(3)                             5,840                 788
-------------------------------------------------------------------------------
                                                                 $    2,895,618
-------------------------------------------------------------------------------
Total Common Stocks, Warrants and Rights
   (identified cost $5,356,008)                                  $    9,861,852
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

PREFERRED STOCKS -- 8.9%

                SECURITY                        SHARES           VALUE
-------------------------------------------------------------------------------
Apparel -- 0.0%
-------------------------------------------------------------------------------
Cluett American Corp., 12.50% (PIK)                     148      $        2,950
-------------------------------------------------------------------------------
                                                                 $        2,950
-------------------------------------------------------------------------------
Broadcasting and Cable -- 2.6%
-------------------------------------------------------------------------------
Adelphia Communications Corp., 13% (PIK)             48,000      $    5,232,000
CSC Holdings, Inc., Series M, 11.125%
(PIK)                                               130,435          14,021,763
Pegasus Communications Corp., 12.75%
(PIK)                                                 9,155           9,063,087
-------------------------------------------------------------------------------
                                                                 $   28,316,850
-------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 1.0%
-------------------------------------------------------------------------------
Crown Castle International Corp.                      8,789      $    8,876,890
Unisite, Inc., 8.5%(2)                                3,239           1,744,159
-------------------------------------------------------------------------------
                                                                 $   10,621,049
-------------------------------------------------------------------------------
Containers and Packaging -- 0.5%
-------------------------------------------------------------------------------
Packaging Corp. of America, 12.375%
(PIK)(1)                                             52,000      $    5,668,000
-------------------------------------------------------------------------------
                                                                 $    5,668,000
-------------------------------------------------------------------------------
Electronic Equipment -- 0.3%
-------------------------------------------------------------------------------
Jordan Telecom Products, Inc., 13.25%
(PIK)                                                 3,247      $    3,247,000
-------------------------------------------------------------------------------
                                                                 $    3,247,000
-------------------------------------------------------------------------------
Machinery -- 0.0%
-------------------------------------------------------------------------------
MMH Holdings, Inc., 12% (PIK)                         1,831      $      274,650
-------------------------------------------------------------------------------
                                                                 $      274,650
-------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.5%
-------------------------------------------------------------------------------
R&B Falcon Corp.                                      5,606      $    5,325,700
-------------------------------------------------------------------------------
                                                                 $    5,325,700
-------------------------------------------------------------------------------
Wireless Communication Services -- 1.3%
-------------------------------------------------------------------------------
Dobson Communications Corp., 12.25%
(PIK)                                                 4,551      $    4,095,900
Nextel Communications, Inc., 11.125%
(PIK)                                                 5,664           5,437,440
Rural Cellular Corp., 11.375% (PIK)                   4,600           4,692,000
-------------------------------------------------------------------------------
                                                                 $   14,225,340
-------------------------------------------------------------------------------
                SECURITY                        SHARES           VALUE
-------------------------------------------------------------------------------
Wireline Communication Services -
International -- 1.2%
-------------------------------------------------------------------------------
Global Crossing Holding, Ltd., 10.5%                 11,700      $   12,343,500
-------------------------------------------------------------------------------
                                                                 $   12,343,500
-------------------------------------------------------------------------------
Wireline Communication Services -
North America -- 1.5%
-------------------------------------------------------------------------------
E.spire Communications, Inc., 12.75%
(PIK)                                                 5,011      $    1,553,410
Intermedia Communications, Inc., 7%
(PIK)(1)                                            185,000           3,931,250
IXC Communications, Inc., Series B,
12.5% (PIK)                                           9,258           9,767,190
Nextlink Communications, Inc., 14% (PIK)             23,977           1,186,861
-------------------------------------------------------------------------------
                                                                 $   16,438,711
-------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $103,468,983)                                $   96,463,750
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.4%

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Associates Corp., 5.55%, 10/1/99                   $ 27,686      $   27,686,000
General Electric Capital Co., 5.55%,
10/1/99                                              30,000          30,000,000
-------------------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $57,686,000)                              $   57,686,000
-------------------------------------------------------------------------------
Total Investments -- 100.1%
   (identified cost $1,134,249,487)                              $1,080,296,741
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.1)%                         $   (1,341,182)
-------------------------------------------------------------------------------
Net Assets -- 100.0%                                             $1,078,955,559
-------------------------------------------------------------------------------

(PIK) - Payment in kind.

EUR - Euro Dollar

GBP - British Pound
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)  Restricted security.
(3)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999
(EXPRESSED UNITED STATES DOLLARS)
Assets
--------------------------------------------------------
Investments, at value
   (identified cost, $1,134,249,487)      $1,080,296,741
Cash                                               9,789
Receivable for investments sold                8,796,155
Interest receivable                           24,808,610
--------------------------------------------------------
TOTAL ASSETS                              $1,113,911,295
--------------------------------------------------------

Liabilities
--------------------------------------------------------
Payable for investments purchased         $   34,169,644
Payable for open forward currency
   contracts                                     669,552
Payable for non-resident alien
   witholding tax                                 59,338
Payable to affiliate for Trustees' fees            2,871
Accrued expenses                                  54,331
--------------------------------------------------------
TOTAL LIABILITIES                         $   34,955,736
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,078,955,559
--------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,133,571,652
Net unrealized depreciation (computed on
   the basis of identified cost)             (54,616,093)
--------------------------------------------------------
TOTAL                                     $1,078,955,559
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 1999
(EXPRESSED UNITED STATES DOLLARS)
Investment Income
------------------------------------------------------
Interest                                  $ 52,114,244
Dividends                                    5,378,941
Miscellaneous                                  405,255
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 57,898,440
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  3,168,877
Trustees fees and expenses                      19,721
Custodian fee                                  165,772
Legal and accounting services                   57,255
Amortization of organization expenses              736
Miscellaneous                                    4,880
------------------------------------------------------
TOTAL EXPENSES                            $  3,417,241
------------------------------------------------------

NET INVESTMENT INCOME                     $ 54,481,199
------------------------------------------------------

Realized and Unrealized
Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  7,259,037
   Foreign currency and forward foreign
      currency exchange contract
      transactions                             366,180
------------------------------------------------------
NET REALIZED GAIN                         $  7,625,217
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(51,951,543)
   Foreign currency and forward foreign
      currency exchange contracts             (663,347)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(52,614,890)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(44,989,673)
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  9,491,526
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

(EXPRESSED UNITED STATES DOLLARS)

                                          SIX MONTHS ENDED
Increase (Decrease)                       SEPTEMBER 30, 1999  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)         MARCH 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment income                  $       54,481,199  $   99,349,959
   Net realized gain (loss)                        7,625,217     (13,513,235)
   Net change in unrealized
      appreciation (depreciation)                (52,614,890)    (53,977,702)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $        9,491,526  $   31,859,022
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      198,097,701  $  376,878,683
   Withdrawals                                  (167,856,267)   (330,015,816)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $       30,241,434  $   46,862,867
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $       39,732,960  $   78,721,889
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    1,039,222,599  $  960,500,710
----------------------------------------------------------------------------
AT END OF PERIOD                          $    1,078,955,559  $1,039,222,599
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                SIX MONTHS ENDED                    YEAR ENDED MARCH 31,
                                SEPTEMBER 30, 1999  -----------------------------------------------------
                                (UNAUDITED)            1999       1998      1997      1996      1995(1)
---------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------
Expenses                                  0.64%(2)       0.65%     0.63%     0.67%     0.71%       0.70%(2)
Net investment income                    10.13%(2)      10.23%     9.63%    10.02%    10.41%      10.63%(2)
Portfolio Turnover                          55%           150%      137%       78%       88%         53%
---------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $1,078,956      $1,039,223  $960,501  $706,711  $511,347   $442,552
---------------------------------------------------------------------------------------------------------

(1)  For the period from the start of business, June 1, 1994, to March 31, 1995.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.

 J Interim Financial Statements -- The interim financial statements relating to
   September 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1999, the fee was equivalent to 0.59% (annualized) of the Portfolios average daily net assets and amounted to $3,168,877. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 1999, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $642,158,891 and $566,642,529, respectively, for the six months ended September 30, 1999.

4 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million ($120 million effective October 12, 1999) unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended September 30, 1999.

5 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 1999 is as follows:

                                                SALES
    ---------------------------------------------------------------------------------------------
    SETTLEMENT                                                   IN EXCHANGE FOR   NET UNREALIZED
    DATE              DELIVER                                   (IN U.S. DOLLARS)   DEPRECIATION
    ---------------------------------------------------------------------------------------------
         11/19/99     British Pound Sterling
                      4,503,712                                    $ 7,216,748       $(199,965)
         11/19/99-    European Currency Unit
         11/22/99     24,283,656                                    25,510,701        (469,587)
    ---------------------------------------------------------------------------------------------
                                                                   $32,727,449       $(669,552)
    ---------------------------------------------------------------------------------------------

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

6 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in the value of the investments owned at September 30, 1999, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,134,249,487
    --------------------------------------------------------
    Gross unrealized appreciation             $   18,564,572
    Gross unrealized depreciation                (72,517,318)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (53,952,746)
    --------------------------------------------------------

7 Restricted Securities
-------------------------------------------
   At September 30, 1999, the Portfolio owned the following securities (representing 38% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST        FAIR VALUE
    ------------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND RIGHTS
    ------------------------------------------------------------------------------------------
    Carrier1, Warrants                           9/09/99        14,500  $        0  $      145
    Diva Systems Corp., Warrants                12/30/98-       27,000          90           0
                                                 9/21/99
    HF Holdings, Inc., Warrants                                 13,600           0           0
    Jordan Telecom Products, Inc., Common        4/15/98-        2,500           0           0
                                                 1/15/99
    Key Energy Services, Inc., Warrants          7/22/99         1,900      28,500      28,500
    OpTel, Inc., Common                         10/21/97-        5,840          40         788
                                                10/22/97
    Pegasus Communications Corp., Warrants      12/02/98-        5,640     105,480     296,043
                                                12/07/98
    Peninsula Gaming LLC, Warrants               7/08/99        25,351           0     152,107
    Primus Telecom Group, Warrants, Exp.         5/14/98-        4,600           0     117,043
     8/1/04                                     11/06/98
                                                 5/10/99
    Specialty Foods Acquisition Corp.,           8/10/93        48,000      34,886         480
     Common
    SpinCycle, Inc., Warrants                    4/24/98         3,400           0           0
    Tele1 Europe BV, Warrants                    9/23/99         2,400           0     168,000
    UIH Australia/Pacific, Inc., Warrants        2/05/98         3,600           0          36
    Unisite, Inc., Warrants                     12/09/97         2,252           0           0
    Versatel Telecom B.V., Warrants              5/20/98-       14,000           0   1,598,163
                                                 1/29/99
    ------------------------------------------------------------------------------------------
                                                                        $  168,996  $2,361,305
    ------------------------------------------------------------------------------------------
    PREFERRED STOCKS
    ------------------------------------------------------------------------------------------
    Unisite, Inc., 8.5%                         12/09/97         3,239   1,499,847   1,744,159
    ------------------------------------------------------------------------------------------
                                                                        $1,499,847  $1,744,159
    ------------------------------------------------------------------------------------------

EATON VANCE HIGH INCOME FUND AS OF SEPTEMBER 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE HIGH INCOME FUND

Officers

James B. Hawkes
President and Trustee

Willam H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin Lang
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasuer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

HIGH INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael W. Weilheimer
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer, National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF
HIGH INCOME PORTFOLIO
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF
EATON VANCE HIGH INCOME FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109


CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, Inc.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123






Eaton Vance High Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109






--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

HISRC-9/99                                                           4-2679-9/99